SHARE-BASED PAYMENTS (Detail Textuals) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 14, 2018 ₪ / shares	Jan. 21, 2016 ₪ / shares	Dec. 31, 2018 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of vest under share-based plan for options and RSUs for key employees	Jan. 21, 2020		Dec. 22, 2020
Lowest share price per share under merger and acceleration event | (per share)		₪ 2.13	$ 0.57
Percentage of issued and outstanding share capital under merger			10.00%
Weighted average fair value at measurement date, share options granted			$ 475
Description of shares option		On January 21, 2016, the Company’s Board of Directors, as part of the share-based plan described in (2) above, also approved a grant of options that will vest as followed: 25% will vest and become exercisable one year following the date of grant and the remaining 75% will vest and become exercisable in 12 equal quarterly portions, beginning on the first anniversary of the date of grant.
Other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of shares option		Grants to other employees not participating in the key employees share-based plan, usually vest over four years, as follows: 2/3 will vest and be exercisable two years following the date of grant, and the remaining 1/3 will vest and become exercisable in four equal quarterly portions, at the end of each calendar quarter commencing on the second anniversary of the date of grant.
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of shares option		Options granted to directors during the years ended December 31, 2016, 2017 and 2018, were usually divided into three tranches, each equal to 33% of the amount of options granted. The allotment and the vesting period for the first tranche began on the date of grant; the allotment and the vesting period for the second tranche will begin on first anniversary of the date of grant; and the allotment and the vesting period for the third tranche will begin on the third anniversary of the date grant. Each tranche vests in four equal portions annually over four years.
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
First Trigger Price | (per share)	₪ 1.70		$ 0.45
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
First Trigger Price | (per share)	₪ 2.13		$ 0.57
New share-based plan for options and RSUs for key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, share options granted			$ 239
New share-based plan for options and RSUs for key employees | 50% of RSUs vest
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of vest under share-based plan for options and RSUs for key employees		Jan. 21, 2020
Percentage of vesting		50.00%
First Trigger Price | (per share)		₪ 2.13	$ 0.57
New share-based plan for options and RSUs for key employees | 100% RSUs vest
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of vest under share-based plan for options and RSUs for key employees		Jan. 21, 2020
Percentage of vesting		100.00%
First Trigger Price | (per share)		₪ 4.24	$ 1.13